Current tax liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax liabilities
Uncertain tax provisions	£ 38	£ 41
Interest arising on tax provisions which is included within other payables	5	5
Income tax paid	£ 87	£ 100	£ 77